Leases (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 01, 2024	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Base rent	$ 25,000	$ 6,778
Lease increases percentage	3.00%	3.00%
Right-of-use asset							$ 23,526
Lease liability			$ 378,741		$ 378,741		$ 24,722
Lease discount rate			3.72%		3.72%		13.49%
Operating Lease term			58 months		58 months
Right-of-use asset			$ 379,509		$ 379,509
Lease expense			21,781	$ 102,704	43,743	$ 214,497
Cash paid for amounts included in the measurement of lease liability			$ 20,335	$ 125,000	$ 40,670	$ 200,000
NEONC TECHNOLOGIES HOLDINGS, INC.
Base rent	$ 25,000
Lease increases percentage	3.00%
Lease liability							$ 24,722
Lease discount rate							13.49%
Right-of-use asset							$ 23,526
Lease expense							245,944	$ 0
Cash paid for amounts included in the measurement of lease liability							$ 275,000	$ 0